Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Payments to suppliers and employees	$ (2,393,004)	$ (893,167)
Proceeds from related party borrowings		143,267
Finance costs		(4,643)
Grants received	98,246	540
VAT refund received/(paid)	(11,091)	(48,729)
Interest received	4,070
Business combination expenses	(287,107)
Net cash (used in) operating activities	(2,588,886)	(802,732)
Cash flows from investing activities
Payments for exploration and evaluation	(504,204)	(574,406)
Payment for property, plant and equipment	(1,107)
Investment in joint venture	(668,249)
Investment in Obeikan joint venture	(159,685)
Net cash (used in) investing activities	(1,333,245)	(574,406)
Cash flows from financing activities
Cash from the issue of shares upon the exercise of warrants	709,251
Proceeds from capital contributions	1,737,438	1,463,697
Repayment of lease liability	(6,486)	(24,199)
Net cash provided by financing activities	2,440,203	1,439,498
Net increase/(decrease) in cash and cash equivalents	(1,481,928)	62,360
Cash and cash equivalents at beginning of period	1,259,242	137,451
Effects on exchange rate fluctuations on cash held	372,166	1,920
Cash and cash equivalents at end of period	$ 149,480	$ 201,731